Condensed Consolidated Statement of Changes in Equity - USD ($) $ in Thousands	Share Capital	Share premium	Other Reserves	Foreign currency translation	Share option reserve	Retained Earnings	Total
Balance at beginning of period at Sep. 30, 2022	$ 12	$ 92,306	$ 166,804	$ 3,357	$ 23,216	$ (207,139)	$ 78,556
Loss for the period						(21,836)	(21,836)
Other comprehensive income				(2,503)			(2,503)
Total comprehensive loss for the year attributable to equity holders				(2,503)		(21,836)	(24,339)
Issuance of ordinary shares	1	16,889					16,890
Transactions with owners in their capacity as owners:
Share option charge (credit)					9,056		9,056
Balance at end of period at Mar. 31, 2023	13	109,195	166,804	854	32,272	(228,975)	80,163
Balance at beginning of period at Sep. 30, 2023	16	137,021	166,804	1,790	38,555	(277,533)	66,653
Loss for the period						(47,672)	(47,672)
Other comprehensive income				(2,848)			(2,848)
Total comprehensive loss for the year attributable to equity holders				(2,848)		(47,672)	(50,520)
Issuance of ordinary shares	1						1
Transactions with owners in their capacity as owners:
Share option charge (credit)					(803)		(803)
Balance at end of period at Mar. 31, 2024	$ 17	$ 137,021	$ 166,804	$ (1,058)	$ 37,752	$ (325,205)	$ 15,331